Leases - Schedule of Maturities of Operating Lease Liabilities (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Schedule of maturities of operating lease liabilities [Abstract]
2025	$ 4,173
2026	3,594
2027	3,096
2028	2,645
2029	2,637
Thereafter	6,094
Total operating lease payments	22,239
Less - imputed interest	(3,863)
Present value of future lease payments	$ 18,376